Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

March 31, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—89.9%
MONEY MARKET FUNDS—1.4%
DWS Government Money Market Fund, Institutional Class, 4.29% (a)	20,807,569	$ 20,807,569
Total Money Market Funds		20,807,569
U.S. TREASURIES—88.5%
U.S. Treasury Bills
4.23%, 04/01/2025 (b)	$57,000,000	57,000,000
4.20%, 04/03/2025 (b)	58,000,000	57,986,370
4.25%, 04/08/2025 (b)	60,000,000	59,950,572
4.22%, 04/10/2025 (b)(c)	60,000,000	59,936,362
4.24%, 04/15/2025 (b)	62,000,000	61,897,709
4.21%, 04/17/2025 (b)	63,000,000	62,881,154
4.23%, 04/22/2025 (b)	65,000,000	64,838,873
4.21%, 04/24/2025 (b)(c)	61,000,000	60,834,836
4.22%, 04/29/2025 (b)	65,000,000	64,785,897
4.19%, 05/01/2025 (b)(c)	50,000,000	49,823,535
4.21%, 05/06/2025 (b)	60,000,000	59,753,250
4.23%, 05/08/2025 (b)	65,000,000	64,716,920
4.21%, 05/13/2025 (b)	60,000,000	59,705,020
4.22%, 05/15/2025 (b)	61,000,000	60,684,443
4.21%, 05/20/2025 (b)	65,000,000	64,626,294
4.20%, 05/22/2025 (b)(c)	63,000,000	62,623,365
4.20%, 05/29/2025 (b)(c)	56,000,000	55,618,119
4.20%, 06/05/2025 (b)(c)	65,000,000	64,507,279
4.19%, 06/12/2025 (b)(c)	60,000,000	59,497,140
4.19%, 06/20/2025 (b)	65,000,000	64,394,532
4.19%, 06/26/2025 (b)	65,000,000	64,349,387
Total U.S. Treasuries		1,280,411,057
Total Short-Term Investments		1,301,218,626
Total Investments (Cost $1,301,237,603)—89.9%		1,301,218,626
Other Assets in Excess of Liabilities—10.1%		145,836,674
Net Assets—100.0%		$1,447,055,300

(a)	The rate shown is the 7 day yield as of March 31, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $205,855,600.
See accompanying notes to the consolidated schedule of portfolio investments.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	909	5/21/2025	$59,928,650	$57,481,069	$(2,447,581)
Brent Crude Oil	1,398	6/30/2025	96,737,586	103,410,060	6,672,474
Coffee	335	5/19/2025	51,782,894	47,706,094	(4,076,800)
Copper	687	5/28/2025	81,569,747	86,458,950	4,889,203
Corn	3,293	5/14/2025	82,391,529	75,286,212	(7,105,317)
Cotton	629	5/07/2025	21,326,657	21,018,035	(308,622)
Gasoline	337	5/31/2025	32,869,533	32,422,568	(446,965)
Gold	719	6/26/2025	213,584,399	226,506,570	12,922,171
KC Wheat	889	5/14/2025	26,916,280	24,758,650	(2,157,630)
Lead LME *	260	5/21/2025	12,968,675	13,026,260	57,585
Lean Hog	734	6/13/2025	28,751,344	27,972,740	(778,604)
Live Cattle	616	6/30/2025	48,721,731	50,179,360	1,457,629
Low Sulfur Gasoil	549	5/12/2025	38,153,265	37,441,800	(711,465)
Natural Gas	3,437	5/31/2025	124,507,364	141,570,030	17,062,666
New York Harbor Ultra Low Sulfur Diesel	300	5/31/2025	29,505,908	28,720,440	(785,468)
Nickel LME *	358	5/21/2025	33,484,087	33,982,133	498,046
Silver	392	5/28/2025	64,617,072	67,837,560	3,220,488
Soybean	1,604	5/14/2025	84,489,589	81,382,950	(3,106,639)
Soybean Meal	1,559	5/14/2025	47,463,604	45,631,930	(1,831,674)
Soybean Oil	1,823	5/14/2025	50,524,617	49,100,682	(1,423,935)
Sugar	1,844	5/31/2025	38,022,182	38,951,181	928,999
Wheat	1,396	5/14/2025	41,130,336	37,482,600	(3,647,736)
WTI Crude Oil	1,270	5/31/2025	90,374,023	90,779,600	405,577
Zinc LME *	434	5/21/2025	30,960,033	30,909,480	(50,553)
					$19,235,849
Short Contract Positions
Aluminum LME *	(24)	5/21/2025	(1,584,414)	(1,517,652)	66,762
Lead LME *	(6)	5/21/2025	(302,382)	(300,606)	1,776
Nickel LME *	(9)	5/21/2025	(857,170)	(854,299)	2,871
Zinc LME *	(11)	5/21/2025	(777,820)	(783,420)	(5,600)
					$65,809
					$19,301,658

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

March 31, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—93.1%
MONEY MARKET FUNDS—0.2%
DWS Government Money Market Fund, Institutional Class, 4.29% (a)	621,822	$ 621,822
Total Money Market Funds		621,822
U.S. TREASURIES—92.9%
U.S. Treasury Bills
4.23%, 04/01/2025 (b)	$12,000,000	12,000,000
4.20%, 04/03/2025 (b)	11,000,000	10,997,415
4.25%, 04/08/2025 (b)	11,000,000	10,990,938
4.22%, 04/10/2025 (b)	11,000,000	10,988,333
4.24%, 04/15/2025 (b)	11,500,000	11,481,027
4.21%, 04/17/2025 (b)	12,000,000	11,977,363
4.23%, 04/22/2025 (b)	11,000,000	10,972,732
4.21%, 04/24/2025 (b)(c)	11,000,000	10,970,216
4.22%, 04/29/2025 (b)	11,000,000	10,963,767
4.19%, 05/01/2025 (b)(c)	11,000,000	10,961,178
4.21%, 05/06/2025 (b)	11,000,000	10,954,763
4.23%, 05/08/2025 (b)	10,000,000	9,956,449
4.21%, 05/13/2025 (b)	11,000,000	10,945,921
4.22%, 05/15/2025 (b)	11,000,000	10,943,096
4.21%, 05/20/2025 (b)	11,000,000	10,936,757
4.20%, 05/22/2025 (b)(c)	12,000,000	11,928,260
4.20%, 05/29/2025 (b)	11,000,000	10,924,988
4.20%, 06/05/2025 (b)(c)	11,000,000	10,916,617
4.19%, 06/12/2025 (b)(c)	11,000,000	10,907,809
4.19%, 06/20/2025 (b)	11,000,000	10,897,536
4.19%, 06/26/2025 (b)	11,000,000	10,889,896
Total U.S. Treasuries		232,505,061
Total Short-Term Investments		233,126,883
Total Investments (Cost $233,129,955)—93.1%		233,126,883
Other Assets in Excess of Liabilities—6.9%		17,216,088
Net Assets—100.0%		$250,342,971

(a)	The rate shown is the 7 day yield as of March 31, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $40,752,905.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	168	5/21/2025	$10,970,777	$10,623,564	$(347,213)
Aluminum LME *	161	7/16/2025	10,314,049	10,208,125	(105,924)
Aluminum LME *	152	9/17/2025	10,275,195	9,677,384	(597,811)
Brent Crude Oil	240	9/30/2025	17,577,030	17,424,000	(153,030)
Coffee	57	9/18/2025	7,904,446	7,916,231	11,785
Copper	118	9/26/2025	14,413,249	15,101,050	687,801
Corn	564	9/12/2025	12,634,337	12,259,950	(374,387)
Cotton	108	12/08/2025	3,725,217	3,775,680	50,463
Gasoline	58	9/29/2025	4,966,791	5,324,365	357,574
Gold	123	8/27/2025	36,737,998	39,054,960	2,316,962
Lead LME *	38	5/21/2025	1,955,487	1,903,838	(51,649)
Lead LME *	47	7/16/2025	2,332,753	2,369,482	36,729
Lead LME *	43	9/17/2025	2,223,188	2,182,874	(40,314)
Lean Hog	126	8/14/2025	4,952,342	4,803,120	(149,222)
Live Cattle	105	8/29/2025	7,982,045	8,401,050	419,005
Low Sulfur Gasoil	94	9/11/2025	6,012,637	6,302,700	290,063
Natural Gas	589	8/27/2025	27,634,177	26,528,560	(1,105,617)
New York Harbor Ultra Low Sulfur Diesel	51	8/29/2025	4,578,043	4,836,636	258,593
Nickel LME *	60	9/17/2025	5,903,132	5,695,330	(207,802)
Nickel LME *	64	7/16/2025	6,115,280	6,127,089	11,809
Nickel LME *	60	9/15/2025	6,035,816	5,799,236	(236,580)
Silver	67	9/26/2025	11,364,302	11,798,365	434,063
Soybean	275	11/14/2025	13,960,492	14,014,687	54,195
Soybean Meal	267	12/12/2025	8,488,798	8,218,260	(270,538)
Soybean Oil	312	12/12/2025	7,949,476	8,528,832	579,356
Sugar	316	10/30/2025	6,595,304	6,664,314	69,010
Wheat	239	9/12/2025	7,038,997	6,766,688	(272,309)
Wheat	152	9/12/2025	4,584,575	4,446,000	(138,575)
WTI Crude Oil	217	9/20/2025	14,064,225	14,970,830	906,605
Zinc LME *	89	5/21/2025	6,667,312	6,338,580	(328,732)
Zinc LME *	77	7/16/2025	5,529,414	5,496,549	(32,865)
Zinc LME *	73	9/17/2025	5,340,065	5,219,226	(120,839)
					$1,950,606
Short Contract Positions
Aluminum LME *	(168)	5/19/2025	(10,720,092)	(10,623,564)	96,528
Aluminum LME *	(161)	7/14/2025	(10,842,552)	(10,208,125)	634,427
Lead LME *	(38)	5/19/2025	(1,866,117)	(1,903,838)	(37,721)
Lead LME *	(47)	7/14/2025	(2,409,814)	(2,369,482)	40,332
Nickel LME *	(60)	5/19/2025	(5,675,270)	(5,695,330)	(20,060)
Nickel LME *	(64)	7/14/2025	(6,351,977)	(6,127,089)	224,888
Zinc LME *	(89)	5/19/2025	(6,389,363)	(6,338,580)	50,783
Zinc LME *	(77)	7/14/2025	(5,591,550)	(5,496,549)	95,001
					$1,084,178
					$3,034,784

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

March 31, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—98.4%
MONEY MARKET FUNDS—9.0%
DWS Government Money Market Fund, Institutional Class, 4.29% (a)	2,230,708	$ 2,230,708
Total Money Market Funds		2,230,708
U.S. TREASURIES—89.4%
U.S. Treasury Bills
4.23%, 04/01/2025 (b)	$1,000,000	1,000,000
4.20%, 04/03/2025 (b)	1,000,000	999,765
4.25%, 04/08/2025 (b)	1,000,000	999,176
4.22%, 04/10/2025 (b)(c)	1,000,000	998,939
4.24%, 04/15/2025 (b)	1,100,000	1,098,185
4.21%, 04/17/2025 (b)	1,000,000	998,113
4.23%, 04/22/2025 (b)	1,100,000	1,097,273
4.21%, 04/24/2025 (b)(c)	1,000,000	997,292
4.22%, 04/29/2025 (b)	1,100,000	1,096,377
4.19%, 05/01/2025 (b)(c)	1,000,000	996,471
4.21%, 05/06/2025 (b)	1,100,000	1,095,476
4.23%, 05/08/2025 (b)	1,000,000	995,645
4.21%, 05/13/2025 (b)	1,100,000	1,094,592
4.22%, 05/15/2025 (b)	1,100,000	1,094,310
4.21%, 05/20/2025 (b)	1,200,000	1,193,101
4.20%, 05/22/2025 (b)(c)	1,100,000	1,093,424
4.20%, 05/29/2025 (b)	1,100,000	1,092,499
4.20%, 06/05/2025 (b)(c)	1,100,000	1,091,662
4.19%, 06/12/2025 (b)(c)	1,100,000	1,090,781
4.19%, 06/20/2025 (b)	1,100,000	1,089,753
4.19%, 06/26/2025 (b)	1,100,000	1,088,990
Total U.S. Treasuries		22,301,824
Total Short-Term Investments		24,532,532
Total Investments (Cost $24,532,851)—98.4%		24,532,532
Other Assets in Excess of Liabilities—1.6%		405,858
Net Assets—100.0%		$24,938,390

(a)	The rate shown is the 7 day yield as of March 31, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $5,076,798.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	109	5/21/2025	$7,186,650	$6,892,669	$(293,981)
Copper	78	5/28/2025	9,193,640	9,816,300	622,660
Lead LME *	32	5/21/2025	1,593,438	1,603,232	9,794
Nickel LME *	43	5/21/2025	4,006,891	4,081,653	74,762
Zinc LME *	52	5/21/2025	3,703,048	3,703,440	392
					$413,627
Short Contract Positions
Aluminum LME *	(8)	5/21/2025	(526,797)	(505,884)	20,913
Lead LME *	(3)	5/21/2025	(150,712)	(150,303)	409
Nickel LME *	(3)	5/21/2025	(284,917)	(284,766)	151
Zinc LME *	(4)	5/21/2025	(280,860)	(284,880)	(4,020)
					$17,453
					$431,080

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Notes to Consolidated Schedule of Portfolio of Investments

March 31, 2025 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended March 31, 2025.